Investments	12 Months Ended
Jun. 30, 2021
Disclosure Of Investment Explanatory [Abstract]
Investments
11.	Investments

a)	Changes in investments

	2020	Share of profit of a joint venture	Effect from conversion	2021

Cresca	1,615	11	(144)	1,482
Agrofy	4,127	-	-	4,127
	5,742	11	(144)	5,609

	2019	Acquisition	Share of profit of a joint venture	Effect from conversion	2020

Cresca	1,256	-	(150)	509	1,615
Agrofy	-	4,127	-	-	4,127

	1,256	4,127	(150)	509	5,742

b)	Interest in Joint Venture

Cresca’s summarized financial information, based on the financial statements prepared in accordance with IFRS as of and for years ended June 30, 2021 and 2020, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below at the fair value adjustment on the acquisition date:

	2021	2020
Assets	3,207	3,489
Current	3,167	3,447
Cash and cash equivalents	146	175
Accounts receivable, inventories and other receivables	3,021	3,272
Noncurrent	40	42
Other noncurrent	40	42

Liabilities	244	260
Current	244	260
Trade payables, taxes and loans	244	260
Total net assets	2,963	3,229
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	1,482	1,615

	2021	2020
Administrative expenses	(10)	(28)
Other profit/expenses	(9)	-
Financial income	41
Finance costs	-	(272)
Loss before tax	22	(300)
Income and social contribution taxes	-	-
Loss for the year	22	(300)
Company’s interest – 50%	11	(150)
Equity method	11	(150)